Deferred tax - Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 725	€ 628
Not recognized deferred tax asset	177	170
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	89	101
Not recognized deferred tax asset	22	26
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	137	130
Not recognized deferred tax asset	18	16
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts		1
Not recognized deferred tax asset	25	33
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	499	396
Not recognized deferred tax asset	€ 111	€ 94